Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, net
Property and Equipment, net

	December 31,
	2023	2022
Computer and office equipment	$239	$239
Furniture and fixtures	596	330
Leasehold improvements	4,154	1,266
	$4,989	$1,835
Less accumulated depreciation and amortization	(1,667)	(1,409)
Property and equipment, net	$3,322	$426